Investment of Fair Value of Plan Assets as a Percentage of the Total (Detail)	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	68.10%	75.30%
Debt securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	29.60%	23.90%
Cash and cash equivalents
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	2.30%	0.80%